Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Summary of Fair Value and Amortized Cost of Cash Equivalents and Available-for-sale Investments by Major Security Type

The fair value and amortized cost of cash equivalents and available-for-sale investments by major security type are presented in the following table (in thousands):

	September 30, 2019
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents and investments:
Money market fund	$28,716	$—	$—	$28,716
U.S. treasury bills	13,966	7	—	13,973
Corporate debt securities	36,471	99	—	36,570
Commercial paper	24,777	—	—	24,777
U.S. government bonds	22,482	1	(1)	22,482
Asset back securities	24,926	20	(3)	24,943

Total cash equivalents and investments	$151,338	$127	$(4)	$151,461

Classified as:
Cash equivalents				$28,716
Short-term investments				95,445
Long-term investments				27,300

Total cash equivalents and investments				$151,461

Summary of Remaining Contractual Maturities of Available-for-sale Debt Securities

As of September 30, 2019, the remaining contractual maturities of available-for-sale debt securities were as follows (in thousands):

Estimated Fair Value
Due within one year	$95,445
One to two years	23,289
Three years or more	4,011

Total	$122,745